Right-of-Use Assets - Disclosure of Right-of-Use Assets (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Balance as at 1 February	$ 23,809	$ 26,158
Additions to right-of-use-assets	2,800	6,327
Depreciation charge for the period	(7,144)	(8,676)
Impairment of right-of-use assets	(1,221)
Foreign exchange movements	157
Balance at 31 July 2020	18,401	23,809	26,158
Land and Buildings [Member]
Statement Line Items [Line Items]
Balance as at 1 February	23,392	25,616
Additions to right-of-use-assets	2,700	6,255
Depreciation charge for the period	(6,982)	(8,479)
Impairment of right-of-use assets	(1,221)
Foreign exchange movements	157
Balance at 31 July 2020	18,046	23,392	25,616
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance as at 1 February	417	542
Additions to right-of-use-assets	100	72
Depreciation charge for the period	(162)	(197)
Impairment of right-of-use assets
Foreign exchange movements
Balance at 31 July 2020	$ 355	$ 417	$ 542